Note 6 - Loans, Net of Allowance for Credit Losses - Maturities and Yields (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Total loans	$ 4,217,642	$ 3,832,236
Average effective yield	6.56%	6.84%
Not later than three months [member]
Statement Line Items [Line Items]
Total loans	$ 109,736
Average effective yield	6.78%
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Total loans	$ 347,502
Average effective yield	6.49%
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total loans	$ 314,375
Average effective yield	5.61%
Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 2,244,279
Average effective yield	6.19%
Later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 485,141
Average effective yield	5.84%
Floating interest rate [member]
Statement Line Items [Line Items]
Total loans	$ 716,609
Average effective yield	8.60%